Fair Value (Fair Value Option - Fair Value and Principal Balances) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans Held For Sale [Member] | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	$ 1,010	$ 843
Aggregate Unpaid Principal Balance - Assets	998	816
Difference - Assets	12	27
Loans Held For Sale [Member] | Commercial Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	1,400	641
Aggregate Unpaid Principal Balance - Assets	1,421	662
Difference - Assets	(21)	(21)
Loans Held For Sale [Member] | Performing Loans [Member] | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	1,000	832
Aggregate Unpaid Principal Balance - Assets	988	804
Difference - Assets	12	28
Loans Held For Sale [Member] | Performing Loans [Member] | Commercial Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	1,395	639
Aggregate Unpaid Principal Balance - Assets	1,412	659
Difference - Assets	(17)	(20)
Loans Held For Sale [Member] | Accruing loans 90 days or more past due | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	4	4
Aggregate Unpaid Principal Balance - Assets	4	4
Loans Held For Sale [Member] | Nonaccrual Loans [Member] | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	6	7
Aggregate Unpaid Principal Balance - Assets	6	8
Difference - Assets		(1)
Loans Held For Sale [Member] | Nonaccrual Loans [Member] | Commercial Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	5	2
Aggregate Unpaid Principal Balance - Assets	9	3
Difference - Assets	(4)	(1)
Loans [Member] | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	893	905
Aggregate Unpaid Principal Balance - Assets	1,063	1,099
Difference - Assets	(170)	(194)
Loans [Member] | Performing Loans [Member] | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	247	204
Aggregate Unpaid Principal Balance - Assets	289	260
Difference - Assets	(42)	(56)
Loans [Member] | Accruing loans 90 days or more past due | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	427	475
Aggregate Unpaid Principal Balance - Assets	428	478
Difference - Assets	(1)	(3)
Loans [Member] | Nonaccrual Loans [Member] | Residential Mortgage [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	219	226
Aggregate Unpaid Principal Balance - Assets	346	361
Difference - Assets	(127)	(135)
Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	293	301
Aggregate Unpaid Principal Balance - Assets	288	292
Difference - Assets	5	9
Other Borrowed Funds [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Liabilities	81	93
Aggregate Unpaid Principal Balance - Liabilities	82	95
Difference - Liabilities	$ (1)	$ (2)